Equity	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Equity

28.	Equity:

(a)	Authorized, subscribed and paid shares:

As of December 31, 2019, the paid-in capital of Banco de Chile is represented by 101,017,081,114 registered shares (101,017,081,114 in 2018), with no par value, subscribed and fully paid.

(b)	Shares:

The following table shows the share movements from December 31, 2018 to December 31, 2019:

Total Ordinary Shares
Total shares as of December 31, 2017	99,444,132,192
Capitalization of retained earnings	1,572,948,922
Total shares as of December 31, 2018	101,017,081,114
Total Shares as of December 31, 2019	101,017,081,114

(c)	Shareholders’ composition:

As of December 31, 2018, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	28.31
LQ Inversiones Financieras S.A.	27,460,203,382	27.18
Sociedad Matriz del Banco de Chile S.A.	12,138,573,251	12.02
Other minority shareholders	32,824,602,692	32.49
Total	101,017,081,114	100.00

As of December 31, 2019, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.34
Banchile Corredores de Bolsa S.A.	5,708,422,261	5.65
Inversiones LQ-SM Limitada	4,854,988,014	4.81
Other minority shareholders	43,638,381,510	43.20
Total	101,017,081,114	100.00

(d)	Approval and payment of dividends:

At the Ordinary Shareholders’ Meeting held on March 28, 2019, the Bank’s shareholders agreed to distribute and pay dividend No. 207 amounting to Ch$3.52723589646 per common share of Banco de Chile, with charge to net income for the year ended December 31, 2018. The amount of dividend paid was Ch$356,311 million.

At the Ordinary Shareholders’ Meeting held on March 22, 2018, the Bank’s shareholders agreed to distribute and pay dividend No. 206 amounting to Ch$3.14655951692 per common share of Banco de Chile, with charge to net income for the year ended December 31, 2017. The amount of dividend paid was Ch$374,079 million.

The following dividends were declared and paid by the Bank for the year ended as of December 31, 2017, 2018 and 2019:

	2017	2018	2019
Dividends on ordinary shares MCh$ (*):	342,034	374,079	356,311
Dividends per ordinary share Ch$(**):	3.50	3.76	3.53

(*)	This dividend per share is composed of the dividend paid to the Central Bank and common shareholders in the amounts of MCh$90,733 and MCh$265,578, respectively. On April 30, 2019, was paid the last installment of subordinated debt to the Central Bank.
(**)	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.

(e)	Provision for minimum dividends:

The Chilean Corporations Law mandates a minimum distribution of 30% of distributable income. Accordingly, the Bank recorded a liability under the line item “Provisions” for an amount of Ch$177,902 million (Ch$178,462 million in December 31, 2018) against “Retained earnings”.

(f)	Other comprehensive income:

In accordance with Note No. 2(i) (iii), the fair market value adjustment for financial assets at fair value through other comprehensive income is generated by fluctuations in the fair value of that portfolio, with a charge or credit to equity, net of deferred taxes (see Note No. 12). For the year ended 2019, there was a net credit to equity in an amount of Ch$11,641 million (a net debit to equity for Ch$10,121 million in 2018).

Cash flow hedge adjustment consists of the portion of income of hedge instruments registered in equity produced in a cash flow hedge. For the year ended December 31, 2019, there was a net debit to equity in an amount of Ch$27,408 million (a net debit to equity for Ch$22,589 million for the period 2018).

(g)	Retained earnings from previous years:

During the year 2019, the Ordinary Shareholders Meeting of Banco de Chile approved the withholding of 30% of the distributable liquid profit corresponding to the 2018 fiscal year equivalent to Ch$152,705 million.

(h)	Earnings per share:

Earnings per share is calculated by dividing the net profit for the year attributable to the ordinary equity holders of the Bank by the weighted average number of ordinary shares outstanding during the year.

The following table shows the income and share data used in the calculation of EPS:

	As of December 31,
	2017	2018	2019
Basic and diluted earnings per share:

Net profits attributable to ordinary equity holders of the Bank (MCh$)	572,080	603,633	603,744
Weighted average number of ordinary shares (*)	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share (Ch$)	5.66	5.98	5.98

(*)	During 2017 and 2018, the Bank capitalized 1,819,784,762, and 1,572,948,922 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented.

During the periods presented the Bank did not have any instruments that could lead to a dilution of its ordinary shares.

There have been no transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of the completion of these financial statements.